Horizon Active Risk Assist® Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2022

Shares			Value
	INVESTMENT COMPANIES - 96.3%
	Exchange Traded Funds - 96.3%
292,707	Invesco QQQ Trust Series 1 (f)		$101,510,787
623,319	Invesco S&P 500 Equal Weight ETF (f)		96,146,956
763,154	iShares Core MSCI Total International Stock ETF		50,940,530
356,452	iShares Edge MSCI USA Quality Factor ETF		46,295,986
728,050	iShares MSCI EAFE Minimum Volatility ETF (f)		52,361,356
1,698,929	iShares MSCI USA Minimum Volatility ETF		125,262,035
527,433	iShares Select Dividend ETF		65,301,480
766,324	Principal US Mega-Cap ETF		31,396,294
1,237,936	SPDR Bloomberg 1-3 Month T-Bill ETF (a)		113,159,730
4,542,567	SPDR Portfolio Developed World ex-US ETF		154,765,257
1,282,901	SPDR Portfolio Emerging Markets ETF (f)		51,097,947
975,145	SPDR Portfolio S&P 500 Growth ETF (f)(e)		61,863,199
1,835,246	SPDR Portfolio S&P 500 Value ETF (f)		74,676,160
1,185,668	WisdomTree U.S. Quality Dividend Growth Fund		73,606,269
751,844	Xtrackers MSCI USA ESG Leaders Equity ETF		30,276,758
267,044	Xtrackers S&P 500 ESG ETF (f)(e)		10,556,249
	TOTAL INVESTMENT COMPANIES (Cost - $1,131,216,382)		1,139,216,993

	COMMON STOCKS - 2.5%
	Advertising - 0.1%
9,994	Interpublic Group of Cos., Inc.		367,779
2,108	Omnicom Group, Inc.		176,840
			544,619
	Aerospace/Defense - 0.1%
210	General Dynamics Corp.		49,234
3,254	Howmet Aerospace, Inc.		116,884
120	L3Harris Technologies, Inc.		30,277
101	Lockheed Martin Corp.		43,814
74	Northrop Grumman Corp.		32,718
554	Teledyne Technologies, Inc. (a)		237,877
32	TransDigm Group, Inc. (a)		21,331
			532,135
	Agriculture - 0.0% (b)
773	Archer Daniels Midland Co.		60,642

	Airlines - 0.0% (b)
2,381	Alaska Air Group, Inc. (a)		133,669
5,327	American Airlines Group, Inc. (a)(f)		91,891
711	Delta Air Lines, Inc. (a)		28,383
483	Southwest Airlines Co. (a)		21,156
1,210	United Airlines Holdings, Inc. (a)		53,724
			328,823
	Apparel - 0.1%
4,628	Hanesbrands, Inc.		71,503
1,408	PVH Corp.		137,829
1,013	Ralph Lauren Corp.		133,757
5,268	Tapestry, Inc.		215,461
7,805	Under Armour, Inc., Class A (a)		139,631
211	VF Corp.		12,242
			710,423
	Auto Manufacturers - 0.0% (b)
64	Cummins, Inc.		13,064
4,922	Ford Motor Co.		86,430
322	General Motors Co. (a)		15,044
171	PACCAR, Inc.		15,699
			130,237
	Auto Parts & Equipment - 0.0% (b)
207	Aptiv PLC (a)		26,794
1,366	BorgWarner, Inc.		56,020
			82,814
	Banks - 0.1%
3,895	Bank of America Corp.		172,159
902	Bank of New York Mellon Corp.		47,941
1,565	Citizens Financial Group, Inc.		82,037
2,223	Comerica, Inc.		212,274
1,860	Fifth Third Bancorp		88,983
217	First Republic Bank		37,598
4,958	Huntington Bancshares, Inc.		76,948
3,647	KeyCorp		91,430
362	M&T Bank Corp.		65,967
320	Northern Trust Corp.		36,448
84	PNC Financial Services Group, Inc.		16,737
3,433	Regions Financial Corp.		83,044
328	State Street Corp.		27,988
145	SVB Financial Group (a)		87,870
223	Truist Financial Corp.		13,875
2,069	Wells Fargo & Co.		110,423
3,100	Zions Bancorp, N.A.		219,759
			1,471,481
	Beverages - 0.0% (b)
171	Brown-Forman Corp., Class B		11,154
1,531	Coca-Cola Co.		95,290
70	Constellation Brands, Inc., Class A		15,093
1,867	Molson Coors Brewing Co., Class B		97,420
139	Monster Beverage Corp. (a)		11,732
654	PepsiCo, Inc.		107,086
			337,775
	Biotechnology - 0.0% (b)
44	Biogen, Inc. (a)		9,284
68	Bio-Rad Laboratories, Inc., Class A (a)		42,565
926	Corteva, Inc.		48,180
46	Illumina, Inc. (a)		15,024
330	Incyte Corp. (a)		22,539
56	Regeneron Pharmaceuticals, Inc. (a)		34,628
133	Vertex Pharmaceuticals, Inc. (a)		30,593
			202,813
	Building Materials - 0.0% (b)
511	Carrier Global Corp.		22,934
411	Fortune Brands Home & Security, Inc.		35,716
553	Johnson Controls International PLC		35,923
130	Martin Marietta Materials, Inc.		49,322
497	Masco Corp.		27,852
183	Vulcan Materials Co.		33,205
			204,952
	Chemicals - 0.1%
467	Albemarle Corp.		91,481
290	Celanese Corp.		40,391
2,147	CF Industries Holdings, Inc.		174,315
239	Dow, Inc.		14,091
481	Eastman Chemical Co.		56,984
357	FMC Corp.		41,858
376	International Flavors & Fragrances, Inc.		50,008
113	Linde PLC		33,136
231	LyondellBasell Industries NV, Class A		22,460
3,406	Mosaic Co.		178,577
116	PPG Industries, Inc.		15,480
			718,781
	Commercial Services - 0.1%
130	Automatic Data Processing, Inc.		26,577
38	Cintas Corp.		14,262
139	Equifax, Inc.		30,349
215	FleetCor Technologies, Inc. (a)		50,353
755	Gartner, Inc. (a)		211,717
104	Global Payments, Inc.		13,872
9,824	H&R Block, Inc.		243,734
52	MarketAxess Holdings, Inc.		19,834
28	Moody's Corp.		9,017
5,982	Nielsen Holdings PLC		104,207
1,217	Quanta Services, Inc.		132,580
1,387	Robert Half International, Inc.		166,842
47	S&P Global, Inc.		17,593
199	United Rentals, Inc. (a)		64,002
76	Verisk Analytics, Inc.		13,478
			1,118,417
	Computers - 0.2%
238	Accenture PLC, Class A		75,213
1,764	Apple, Inc.		291,272
604	Cognizant Technology Solutions Corp., Class A		52,022
14,134	DXC Technology Co. (a)		480,980
524	Fortinet, Inc. (a)		180,528
9,775	Hewlett Packard Enterprise Co.		155,618
2,857	HP, Inc.		98,167
76	International Business Machines Corp.		9,311
854	Leidos Holdings, Inc.		86,971
2,697	NetApp, Inc.		211,391
2,363	Western Digital Corp. (a)		120,371
			1,761,844
	Cosmetics/Personal Care - 0.0% (b)
37,280	Coty, Inc., Class A (a)		341,858
1,099	Procter & Gamble Co.		171,323
			513,181
	Distribution/Wholesale - 0.0% (b)
157	Copart, Inc. (a)		19,292
344	Fastenal Co.		17,702
1,893	LKQ Corp.		88,877
98	WW Grainger, Inc.		46,752
			172,623
	Diversified Financial Services - 0.1%
153	Ameriprise Financial, Inc.		45,868
183	Capital One Financial Corp.		28,048
451	CBOE Global Markets, Inc.		52,898
1,369	Charles Schwab Corp.		115,626
177	CME Group, Inc.		41,866
445	Discover Financial Services		54,931
2,075	Franklin Resources, Inc.		61,690
7,934	Invesco, Ltd.		168,518
161	Nasdaq, Inc.		27,555
1,049	Raymond James Financial, Inc.		115,023
1,057	Synchrony Financial		45,218
112	T. Rowe Price Group, Inc.		16,190
5,049	Western Union Co.		91,791
			865,222
	Electric - 0.1%
1,811	AES Corp.		38,447
632	Alliant Energy Corp.		36,909
272	Ameren Corp.		23,378
122	American Electric Power Co., Inc.		11,059
2,462	CenterPoint Energy, Inc.		67,336
378	CMS Energy Corp.		24,196
428	Consolidated Edison, Inc.		36,710
153	DTE Energy Co.		18,603
409	Edison International		25,939
211	Entergy Corp.		22,199
183	Eversource Energy		14,969
673	Exelon Corp.		28,643
1,308	FirstEnergy Corp.		54,740
1,936	NRG Energy, Inc.		73,258
674	Pinnacle West Capital Corp.		47,739
753	PPL Corp.		19,706
473	Public Service Enterprise Group, Inc.		30,665
98	Sempra Energy		14,134
355	Southern Co.		22,993
141	WEC Energy Group, Inc.		12,814
169	Xcel Energy, Inc.		11,379
			635,816
	Electrical Components & Equipment - 0.0% (b)
185	AMETEK, Inc.		24,011
159	Emerson Electric Co.		14,774
			38,785
	Electronics - 0.0% (b)
181	Agilent Technologies, Inc.		23,595
461	Allegion PLC		52,794
608	Amphenol Corp., Class A		46,214
225	Fortive Corp.		14,569
233	Garmin, Ltd.		25,732
562	Keysight Technologies, Inc. (a)		88,442
24	Mettler-Toledo International, Inc. (a)		33,810
334	PerkinElmer, Inc.		59,990
26	Roper Technologies, Inc.		11,654
330	TE Connectivity, Ltd.		47,002
88	Vontier Corp.		2,138
229	Waters Corp. (a)		72,531
			478,471
	Engineering & Construction - 0.0% (b)
372	Jacobs Engineering Group, Inc.		45,756

	Entertainment - 0.0% (b)
1,901	Live Nation Entertainment, Inc. (a)		229,679

	Environmental Control - 0.0% (b)
1,178	Pentair PLC		68,218
315	Republic Services, Inc.		37,888
218	Waste Management, Inc.		31,479
			137,585
	Finance and Insurance - 0.0% (b)
267	Brown & Brown, Inc.		18,052
48	Signature Bank		16,555
			34,607
	Food - 0.1%
709	Campbell Soup Co.		31,884
763	Conagra Brands, Inc.		26,682
551	General Mills, Inc.		37,154
254	Hershey Co.		51,374
356	Hormel Foods Corp.		16,960
326	J.M. Smucker Co.		43,928
340	Kellogg Co.		21,740
433	Kraft Heinz Co.		16,982
517	Kroger Co.		24,196
765	Lamb Weston Holdings, Inc.		50,819
185	McCormick & Co., Inc.		17,606
227	Sysco Corp.		19,772
640	Tyson Foods, Inc., Class A		59,302
			418,399
	Forest Products & Paper - 0.0% (b)
624	International Paper Co.		27,163

	Gas - 0.0% (b)
463	Atmos Energy Corp.		50,842
2,585	NiSource, Inc.		74,784
			125,626
	Hand/Machine Tools - 0.0% (b)
356	Snap-on, Inc.		74,824
98	Stanley Black & Decker, Inc.		15,945
			90,769
	Healthcare Products - 0.1%
167	ABIOMED, Inc. (a)		51,894
66	Align Technology, Inc. (a)		33,756
387	Baxter International, Inc.		32,883
255	Boston Scientific Corp. (a)		11,263
88	Cooper Cos., Inc.		35,994
1,261	Dentsply Sirona, Inc.		68,270
145	Edwards Lifesciences Corp. (a)		16,294
493	Hologic, Inc. (a)		35,087
46	IDEXX Laboratories, Inc. (a)		24,488
124	ResMed, Inc.		30,597
273	STERIS PLC		65,520
102	Teleflex, Inc.		34,304
94	West Pharmaceutical Services, Inc.		36,385
141	Zimmer Biomet Holdings, Inc.		17,934
			494,669
	Healthcare Services - 0.1%
189	Anthem, Inc.		85,400
687	Centene Corp. (a)		56,760
624	DaVita, Inc. (a)		70,368
211	HCA Healthcare, Inc.		52,815
28	Humana, Inc.		12,161
180	IQVIA Holdings, Inc. (a)		41,422
165	Laboratory Corp. of America Holdings (a)		44,758
308	Quest Diagnostics, Inc.		40,431
529	UnitedHealth Group, Inc.		251,735
568	Universal Health Services, Inc., Class B		81,752
			737,602
	Home Builders - 0.0% (b)
201	DR Horton, Inc.		17,165
207	Lennar Corp., Class A		18,605
20	NVR, Inc. (a)		99,169
721	PulteGroup, Inc.		35,805
			170,744
	Home Furnishings - 0.0% (b)
1,736	Leggett & Platt, Inc.		64,371
201	Whirlpool Corp.		40,455
			104,826
	Household Products/Wares - 0.0% (b)
328	Avery Dennison Corp.		57,794
387	Church & Dwight Co., Inc.		37,868
80	Clorox Co.		11,663
62	Kimberly-Clark Corp.		8,069
			115,394
	Housewares - 0.0% (b)
3,207	Newell Brands, Inc.		76,166

	Information - 0.0% (b)
14	Kyndryl Holdings, Inc. (a)		222
9,105	Lumen Technologies, Inc.		94,328
			94,550
	Insurance - 0.1%
817	Aflac, Inc.		49,910
153	Allstate Corp.		18,721
628	American International Group, Inc.		38,459
44	Aon PLC		12,854
329	Arthur J Gallagher & Co.		52,044
463	Assurant, Inc.		78,576
933	Berkshire Hathaway, Inc., Class B (a)		299,913
64	Chubb, Ltd.		13,033
419	Cincinnati Financial Corp.		51,449
247	Everest Re Group, Ltd.		73,660
598	Globe Life, Inc.		60,374
868	Hartford Financial Services Group, Inc.		60,309
2,137	Lincoln National Corp.		144,077
1,202	Loews Corp.		73,731
326	MetLife, Inc.		22,021
963	Principal Financial Group, Inc.		68,026
253	Prudential Financial, Inc.		28,250
132	Travelers Cos., Inc.		22,682
7,074	Unum Group		197,506
753	WR Berkley Corp.		67,996
			1,433,591
	Internet - 0.1%
111	Alphabet, Inc., Class A (a)		299,827
10	Booking Holdings, Inc. (a)		21,722
566	CDW Corp.		97,612
215	eBay, Inc.		11,737
400	Expedia Group, Inc. (a)		78,444
1,132	F5 Networks, Inc. (a)		227,362
4,283	NortonLifeLock, Inc.		124,121
707	Twitter, Inc. (a)		25,134
205	VeriSign, Inc. (a)		43,813
			929,772
	Iron/Steel - 0.0% (b)
748	Nucor Corp.		98,452

	Leisure Time - 0.0% (b)
3,294	Carnival Corp. (a)		66,967
6,379	Norwegian Cruise Line Holdings, Ltd. (a)(f)		124,327
489	Royal Caribbean Cruises, Ltd. (a)		39,472
			230,766
	Lodging - 0.0% (b)
352	Hilton Worldwide Holdings, Inc. (a)		52,399
245	Las Vegas Sands Corp. (a)		10,501
283	Marriott International, Inc., Class A (a)		48,150
1,736	MGM Resorts International		76,887
693	Wynn Resorts, Ltd. (a)		59,958
			247,895
	Machinery - Diversified - 0.0% (b)
67	Deere & Co.		24,121
309	Dover Corp.		48,470
3,820	Flowserve Corp.		116,013
165	IDEX Corp.		31,663
977	Ingersoll Rand, Inc.		49,358
241	Otis Worldwide Corp.		18,878
74	Rockwell Automation, Inc.		19,727
556	Wabtec Corp.		51,608
320	Xylem, Inc.		28,464
			388,302
	Manufacturing - 0.0% (b)
392	AstraZeneca PLC		23,865
7,906	NOV, Inc.		135,588
512	Raytheon Technologies Corp.		52,583
1,875	Seagate Technology Holdings PLC		193,425
56	Sylvamo Corp. (a)		1,954
			407,415
	Media - 0.1%
14	Charter Communications, Inc., Class A (a)		8,425
4,489	Discovery, Inc., Class A (a)(f)		125,916
2,266	DISH Network Corp., Class A (a)		72,421
2,779	Fox Corp., Class A		116,246
8,414	News Corp., Class A		187,801
1,936	Paramount Global, Class B		59,261
			570,070
	Mining - 0.0% (b)
1,638	Freeport-McMoRan, Inc.		76,904
126	Newmont Goldcorp Corp.		8,341
			85,245
	Mining, Quarrying, and Oil and Gas Extraction - 0.0% (b)
6,647	APA Corp.		236,833

	Miscellaneous Manufacturing - 0.0% (b)
1,014	AO Smith Corp.		69,540
100	Eaton Corp PLC		15,429
80	Parker-Hannifin Corp.		23,711
1,418	Textron, Inc.		103,699
112	Trane Technologies PLC		17,240
			229,619
	Office/Business Equipment - 0.0% (b)
14,380	Xerox Holdings Corp.		283,430
292	Zebra Technologies Corp., Class A (a)		120,695
			404,125
	Oil & Gas - 0.2%
2,343	Cabot Oil & Gas Corp.		54,662
2,408	ConocoPhillips		228,423
11,463	Devon Energy Corp.		682,622
2,404	Diamondback Energy, Inc.		331,992
814	EOG Resources, Inc.		93,545
691	Hess Corp.		69,832
5,017	HollyFrontier Corp.		152,768
23,406	Marathon Oil Corp.		528,039
596	Marathon Petroleum Corp.		46,411
3,149	Occidental Petroleum Corp.		137,706
267	Phillips 66		22,492
430	Pioneer Natural Resources Co.		103,028
394	Valero Energy Corp.		32,903
			2,484,423
	Oil & Gas Services - 0.0% (b)
2,699	Baker Hughes & GE Co.		79,297
2,351	Halliburton Co.		78,829
846	Schlumberger, Ltd.		33,197
17,924	TechnipFMC PLC (a)		122,779
			314,102
	Packaging & Containers - 0.0% (b)
2,174	Amcor PLC		25,283
183	Ball Corp.		16,422
372	Packaging Corp of America		54,755
1,990	Sealed Air Corp.		133,589
1,345	Westrock Co.		60,888
			290,937
	Pharmaceuticals - 0.1%
1,031	AbbVie, Inc.		152,351
437	AmerisourceBergen Corp.		62,286
36	Becton Dickinson & Co.		9,766
832	Cardinal Health, Inc.		44,936
155	Cigna Corp.		36,856
836	CVS Health Corp.		86,651
36	DexCom, Inc. (a)		14,901
1,075	Henry Schein, Inc. (a)		92,858
259	McKesson Corp.		71,215
1,835	Perrigo Co. PLC		65,179
2,504	Pfizer, Inc.		117,538
4,829	Viatris, Inc.		53,167
			807,704
	Pipelines - 0.0% (b)
963	Kinder Morgan, Inc.		16,756
1,227	ONEOK, Inc.		80,123
685	Williams Cos., Inc.		21,427
			118,306
	Professional, Scientific, and Technical Services - 0.0% (b)
3,584	Technip Energies NV ADR (a)		39,818

	Real Estate - 0.0% (b)
560	CBRE Group, Inc., Class A (a)		54,236

	Real Estate Investment Trusts - 0.2%
126	Alexandria Real Estate Equities, Inc.		23,864
2,331	Apartment Income REIT Corp.		120,303
2,331	Apartment Investment and Management Co., Class A (a)		16,643
209	AvalonBay Communities, Inc.		49,865
394	Boston Properties, Inc.		48,190
72	Digital Realty Trust, Inc.		9,714
1,103	Duke Realty Corp.		58,459
604	Equity Residential		51,521
143	Essex Property Trust, Inc.		45,355
383	Extra Space Storage, Inc.		72,062
979	Federal Realty Investment Trust		115,111
1,061	Healthpeak Properties, Inc.		32,955
5,262	Host Hotels & Resorts, Inc. (a)		96,137
1,906	Iron Mountain, Inc.		93,737
7,432	Kimco Realty Corp.		174,875
360	Mid-America Apartment Communities, Inc.		73,660
32	Orion Office REIT, Inc. (a)		545
442	Prologis, Inc.		64,466
166	Public Storage		58,933
322	Realty Income Corp.		21,281
1,682	Regency Centers Corp.		110,827
38	SBA Communications Corp.		11,529
314	Simon Property Group, Inc.		43,194
2,631	SL Green Realty Corp.		209,220
1,492	UDR, Inc.		81,866
622	Ventas, Inc.		33,588
1,887	Vornado Realty Trust		81,669
330	Welltower, Inc.		27,486
703	Weyerhaeuser Co.		27,333
			1,854,388
	Retail - 0.1%
321	Advance Auto Parts, Inc.		65,638
30	AutoZone, Inc. (a)		55,902
134	Best Buy Co., Inc.		12,950
245	CarMax, Inc. (a)		26,786
10	Chipotle Mexican Grill, Inc. (a)		15,233
245	Costco Wholesale Corp.		127,216
344	Darden Restaurants, Inc.		49,956
38	Dollar General Corp.		7,537
348	Dollar Tree, Inc. (a)		49,444
56	Domino's Pizza, Inc.		24,204
3,834	Gap, Inc.		55,785
398	Genuine Parts Co.		48,620
412	Home Depot, Inc.		130,122
6,078	Kohl's Corp.		338,058
338	Lowe's Cos., Inc.		74,718
273	McDonald's Corp.		66,822
73	O'Reilly Automotive, Inc. (a)		47,395
139	Ross Stores, Inc.		12,703
251	Tractor Supply Co.		51,151
143	Ulta Beauty, Inc. (a)		53,553
161	Yum! Brands, Inc.		19,735
			1,333,528
	Retail Trade - 0.0% (b)
1,551	Bath & Body Works, Inc.		82,777
517	Victoria's Secret & Co. (a)		27,727
			110,504
	Savings & Loans - 0.0% (b)
9,151	People's United Financial, Inc.		192,903

	Semiconductors - 0.1%
1,364	Advanced Micro Devices, Inc. (a)		168,212
205	Analog Devices, Inc.		32,859
318	Applied Materials, Inc.		42,676
131	Broadcom, Inc.		76,955
703	IPG Photonics Corp. (a)		91,636
185	KLA Corp.		64,473
62	Lam Research Corp.		34,804
801	Microchip Technology, Inc.		56,334
358	Micron Technology, Inc.		31,812
1,162	NVIDIA Corp.		283,354
517	Qorvo, Inc. (a)		70,715
359	QUALCOMM, Inc.		61,744
312	Skyworks Solutions, Inc.		43,109
54	Texas Instruments, Inc.		9,179
			1,067,862
	Shipbuilding - 0.0% (b)
487	Huntington Ingalls Industries, Inc.		99,543

	Software - 0.1%
203	Activision Blizzard, Inc.		16,545
487	Akamai Technologies, Inc. (a)		52,723
118	ANSYS, Inc. (a)		38,254
86	Autodesk, Inc. (a)		18,940
507	Broadridge Financial Solutions, Inc.		74,128
338	Cadence Design Systems, Inc. (a)		51,183
368	Cerner Corp.		34,316
433	Citrix Systems, Inc.		44,383
211	Electronic Arts, Inc.		27,449
74	Fidelity National Information Services, Inc.		7,047
147	Fiserv, Inc. (a)		14,357
121	Intuit, Inc.		57,399
497	Jack Henry & Associates, Inc.		87,870
1,013	Microsoft Corp.		302,674
40	MSCI, Inc.		20,068
620	Paychex, Inc.		73,817
219	Paycom Software, Inc. (a)		74,287
24	ServiceNow, Inc. (a)		13,918
159	Synopsys, Inc. (a)		49,670
389	Take-Two Interactive Software, Inc. (a)		63,018
213	Tyler Technologies, Inc. (a)		91,219
			1,213,265
	Telecommunications - 0.1%
1,529	Arista Networks, Inc. (a)		187,654
1,333	Corning, Inc.		53,853
6,542	Juniper Networks, Inc.		221,054
243	Motorola Solutions, Inc.		53,565
			516,126
	Textiles - 0.0% (b)
610	Mohawk Industries, Inc. (a)		85,876

	Toys/Games/Hobbies - 0.0% (b)
499	Hasbro, Inc.		48,428

	Transportation - 0.0% (b)
282	CH Robinson Worldwide, Inc.		27,264
298	Expeditors International of Washington, Inc.		30,801
295	JB Hunt Transport Services, Inc.		59,864
168	Old Dominion Freight Line, Inc.		52,757
169	Union Pacific Corp.		41,566
305	United Parcel Service, Inc., Class B		64,178
			276,430
	Transportation and Warehousing - 0.0% (b)
76	DT Midstream, Inc.		4,036

	Utilities - 0.0% (b)
108	Constellation Energy Corp.		4,966

	Water - 0.0% (b)
110	American Water Works Co., Inc.		16,620

	TOTAL COMMON STOCKS (Cost - $27,652,289)		30,009,475

Contracts		Notional Amount
	PURCHASED OPTIONS - 0.0% (a)(b)(c)
	PURCHASED PUT OPTIONS - 0.0% (b)
	CBOE Volatility Index (g)
3,000	Expiration: March 2022, Exercise Price: $22	$9,045,000	$67,500
5,000	Expiration: April 2022, Exercise Price: $19	15,075,000	125,000
	Energy Select Sector SPDR Fund
10,000	Expiration: March 2022, Exercise Price: $47	70,580,000	10,000
	TOAL PURCHASED PUT OPTIONS (Cost - $1,305,627)		202,500

	TOTAL PURCHASED OPTIONS (Cost - $1,305,627)		202,500
Shares
	SHORT TERM INVESTMENTS - 0.8%
	Money Market Funds - 0.8%
9,844,155	First American Treasury Obligations Fund, Class X, 0.01% (d)		9,844,155
	TOTAL SHORT TERM INVESTMENTS (Cost - $9,844,155)		9,844,155

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 22.0%
260,274,878	Mount Vernon Liquid Assets Portfolio, LLC, 0.12% (d)		260,274,878
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $260,274,878)		260,274,878

	TOTAL INVESTMENTS - 121.6% (Cost - $1,430,293,331)		1,439,548,001
	Liabilities in Excess of Other Assets - (21.6)%		(255,769,925)
	NET ASSETS - 100.0%		$1,183,778,076

Contracts		Notional Value	Value
	SCHEDULE OF WRITTEN OPTIONS - 0.0% (a)(b)(c)
	SCHEDULE OF WRITTEN PUT OPTIONS - 0.0% (b)
	CBOE Volatility Index
6,000	Expiration: March 2022, Exercise Price $20	$18,090,000	$45,000
10,000	Expiration: April 2022, Exercise Price $17	30,150,000	75,000
	TOTAL WRITTEN PUT OPTIONS (Premiums Received $704,000)		120,000

	TOTAL OPTIONS WRITTEN (Premiums Received $704,000)		$120,000

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a) Non-income producing security.
(b) Rounds to less than 0.1%
(c) Each option is exercisable into 100 shares of the underlying security.
(d) Interest rate reflects seven-day yield on February 28, 2022.
(e) All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $61,154,150, which is 5.2% of total net assets.

(f) All or a portion of this security is out on loan as of February 28, 2022.
(g) Held in connection with a written option, see Schedule of Written Options for more details.